Risk management and financial instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk management and financial instruments
Loans borrowings and debentures, Book value	R$ 87,796	R$ 166,834	R$ 208,138
Trade and other payables, Book value	353,998	265,820
Lease liabilities, Book value	2,808	R$ 4,816	R$ 4,258
Liquidity risk [member]
Risk management and financial instruments
Loans borrowings and debentures, Book value	87,796
Trade and other payables, Book value	353,998
Liabilities from acquisitions, Book value	294,703
Lease liabilities, Book value	2,808
Non-derivative financial liabilities, Book value	739,305
Loans, borrowings and debentures, Contractual cash flow	101,391
Trade and other payables, Contractual cash flow	353,998
Liabilities from acquisitions, Contractual cash flow	294,703
Lease liabilities, Contractual cash flow	3,319
Non-derivative financial liabilities, Contractual cash flow	753,411
Liquidity risk [member] | Up to 12 Months
Risk management and financial instruments
Loans, borrowings and debentures, Contractual cash flow	41,807
Trade and other payables, Contractual cash flow	353,998
Liabilities from acquisitions, Contractual cash flow	134,466
Lease liabilities, Contractual cash flow	2,051
Non-derivative financial liabilities, Contractual cash flow	532,322
Liquidity risk [member] | 1-2 years
Risk management and financial instruments
Loans, borrowings and debentures, Contractual cash flow	39,183
Trade and other payables, Contractual cash flow	0
Liabilities from acquisitions, Contractual cash flow	92,088
Lease liabilities, Contractual cash flow	1,268
Non-derivative financial liabilities, Contractual cash flow	132,539
Liquidity risk [member] | 2-3 Years
Risk management and financial instruments
Loans, borrowings and debentures, Contractual cash flow	20,401
Trade and other payables, Contractual cash flow	0
Liabilities from acquisitions, Contractual cash flow	68,149
Lease liabilities, Contractual cash flow	0
Non-derivative financial liabilities, Contractual cash flow	88,550
Liquidity risk [member] | >3 years
Risk management and financial instruments
Loans, borrowings and debentures, Contractual cash flow	0
Trade and other payables, Contractual cash flow	0
Liabilities from acquisitions, Contractual cash flow	0
Lease liabilities, Contractual cash flow	0
Non-derivative financial liabilities, Contractual cash flow	R$ 0